NOTES PAYABLE (Details Narrative) - USD ($)											3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	24 Months Ended
	Jun. 18, 2025	Jun. 06, 2025	May 30, 2025	May 10, 2025	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Dec. 29, 2023	Oct. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 29, 2025	Feb. 28, 2025	Feb. 09, 2023
Short-Term Debt [Line Items]
Interest rate percentage													10.00%
Incurred direct costs and closing fees													$ 3,523,380
Debt closing costs											$ 88,084	$ 88,084	88,084	$ 88,084
Note payable gross					$ 112,580,000						112,580,000		112,580,000			$ 112,580,000
Unamortized debt costs					2,275,516						2,187,432		2,187,432			2,275,516
Unpaid accrued interest					8,550,804						14,494,090		14,494,090			8,550,804
Notes payable					110,304,484						115,195,498		115,195,498			110,304,484
Fair value adjustment related to promissory note											(206,166,000)		(206,166,000)
Convertible Notes Payable																		$ 100,000,000
Unrealized Gain (Loss) on Derivatives											16,058,628		16,058,628
Derivative Asset, Current											1,029,997		1,029,997
Notes payable
Cumulative interest expense													73,009,628	57,710,242
Company issued in shares													18,860,157			$ 10,812,055
XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Interest rate percentage																10.00%
Interest expense															$ 26,541	$ 156,249
Assumption of interest payable															295,866
Promissory notes interest, percentage																			10.00%
Net proceeds from convertible debt															$ 152,383	2,943,599
Convertible Notes Payable					$ 5,948,000											$ 5,948,000
Stock Issued During Period, Shares, Conversion of Convertible Securities					625,000	2,725,000	2,500,000	5,000,000
Accrues interest converted, percentage										8.00%
Conversion price, amount										$ 10
XCF Global Capital Inc [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities															2,329,743	12,670,034
Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Acquisitions and issuance on liabilities fair value											220,857,632		222,851,632
Change in fair value on liabilities fair value											(210,910,980)		(210,884,980)
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Acquisitions and issuance on liabilities fair value		$ 6,480,632									6,480,632		6,480,632
Change in fair value on liabilities fair value		$ 4,875,980									(4,875,980)		(4,875,980)
Acquisitions and issuance on liabilities fair value											$ 1,605,652		$ 1,605,652
Helena [Member]
Short-Term Debt [Line Items]
Number of shares sold	783,501
Cash proceeds from issue of share	$ 2,400,000
Helena [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Principal amount			$ 2,000,000
Convertible Notes Payable			$ 400,000
Debt Instrument, Description			(i) the date that is three months from Helena’s disbursement of the loan evidenced by the Helena Note, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by NewCo or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of XCF common stock held by him to Helena, representing the expected number of shares of XCF common stock that will be equal to 2,000,000 shares of NewCo Class A Common Stock (the “Advanced Shares”) as of the closing of the business combination. Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from NewCo and (ii) aggregate net proceeds from the sale of Advanced Shares, NewCo’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If the Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from NewCo, NewCo shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note.
Stock Issued During Period, Shares, Conversion of Convertible Securities			2,840,000
Minimum [Member]
Short-Term Debt [Line Items]
Promissory notes interest, percentage											8.00%		8.00%
Minimum [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Promissory notes interest, percentage															8.00%
Maximum [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Promissory notes interest, percentage															12.00%
Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Notes payable																		$ 2,014,417
Assumption of interest payable													$ 656,298
Promissory Note Agreements [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Notes payable					$ 1,374,417										$ 1,439,095	$ 1,374,417
Assumption of interest payable															$ 295,866
GNCU Loan [Member]
Short-Term Debt [Line Items]
Bear interest, percentage					7.00%						2.00%		2.00%			7.00%
Interest rate percentage													10.50%			15.50%
Interest expense											$ 2,978,679	$ 3,343,487	$ 5,943,286	$ 6,686,973
Several Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Interest expense											60,070		196,592
Fair value adjustment related to promissory note											$ 5,000		$ 50,000
Several Promissory Note Agreements [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate percentage											12.00%		12.00%
Narrow Road Capital Ltd [Member]
Short-Term Debt [Line Items]
Interest expense											$ 55,817		$ 55,817
Fair value adjustment related to promissory note											22,000		22,000
Principal amount				$ 700,000
Net proceeds from convertible debt				$ 140,000
Debt conversion description				(i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 280,000, shares of Legacy XCF common stock equivalent to 192,141 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the unaudited condensed consolidated statements of operations.
Fair value note payable											815,000		815,000
Narrow Road Capital Ltd [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Net proceeds from convertible debt				$ 700,000
Debt conversion description				(i) September 30, 205 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder shall have the right, but not the obligation, to elect to receive up to 280,000 shares of XCF common stock with 500 shares being issued on May 29, 2025. On September 10, 2025 Narrow Road elected the right to receive the remaining outstanding 279,500 shares associated with the note which were convertible into 191,813 shares of XCF Global, Inc. subsequent to XCF’s merger with Focus Impact BH3 Acquisition Company.
Gregory Segars Cribb [Member]
Short-Term Debt [Line Items]
Interest expense											18,276		18,276
Fair value adjustment related to promissory note											6,000		6,000
Principal amount				$ 250,000
Net proceeds from convertible debt				$ 50,000
Debt conversion description				(i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 100,000 shares of Legacy XCF common stock equivalent to 68,622 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the unaudited condensed consolidated statements of operations.
Fair value note payable											291,000		291,000
Gregory Segars Cribb [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Net proceeds from convertible debt				$ 250,000
Debt conversion description				(i) September 30, 205 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder shall have the right, but not the obligation, to elect to receive up to 100,000 shares of XCF common stock with 500 shares being issued on May 29, 2025. On September 10, 2025 Gregory Segars Cribb elected the right to receive the remaining outstanding 99,500 shares associated with the note were convertible into 68,214 shares of XCF Global, Inc. subsequent to XCF’s merger with Focus Impact BH3 Acquisition Company.
New XCFXC FR and all Soule [Member]
Short-Term Debt [Line Items]
Notes payable											$ 2,400,000		2,400,000
Debt discount													$ 400,000
New XCFXC FR and all Soule [Member] | Helena [Member]
Short-Term Debt [Line Items]
Principal amount			$ 2,000,000
Convertible Notes Payable			$ 400,000
Debt Instrument, Description			(i) the date that is three months from Helena’s disbursement of the loan, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by New XCF or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena, representing the expected number of shares of Legacy XCF common stock that will be equal to 1,948,862 shares of New XCF Class A common stock as of the closing of the Business Combination (the “Advanced Shares”). Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from New XCF and (ii) aggregate net proceeds from the sale of Advanced Shares, New XCF’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from New XCF, New XCF shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note.
Stock Issued During Period, Shares, Conversion of Convertible Securities			2,840,000
Convertible Promissory Note [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Principal amount										$ 23,000,000
Maturity date										Oct. 31, 2024
Southeast Renewables Convertible Note [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Principal amount									$ 23,000,000
Company issued in shares																	$ 297,425
Southeast Renewables Convertible Note [Member] | XCF Global Capital Inc [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Company issued in shares									$ 2,329,743